                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-3713

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                  ----------   ------------
REPURCHASE AGREEMENTS (100.3%)
Bear Stearns*, 4.46%, (Agreement dated 1/31/06 to be
   repurchased at $15,025,275 on 2/01/06. Collateralized by
   an Adjustable Rate Mortgage U.S. Government Security,
   5.14% with a value of $15,473,076, due 11/1/35)                15,000,000   $ 15,000,000
                                                                               ------------
Citigroup, 4.45%, (Agreement dated 1/31/06 to be
   repurchased at $96,772,961 on 2/1/06. Collateralized by
   various Adjustable Rate Mortgage U.S. Government Securities,
   3.50%-8.60% with a value of $98,696,221 due 11/25/10-5/1/34)   96,761,000     96,761,000
                                                                               ------------
TOTAL REPURCHASE AGREEMENTS (COST $111,761,000)                                 111,761,000
                                                                               ------------
TOTAL INVESTMENTS (COST $111,761,000) (A) - 100.3%                              111,761,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                     (339,295)
                                                                               ------------
NET ASSETS - 100%                                                              $111,421,705
                                                                               ============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a)  Cost of federal income tax purposes is the same.

See notes to schedule of portfolio investments.

AMF ULTRA SHORT MORTGAGE FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (66.1%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (10.7%)

Bear Stearns Adjustable Rate Mortgage
   Trust, 5.90%, 3/25/31                                7,205,121   $  7,187,108
CS First Boston Mortgage Securities Corp.
   7.18%, 11/25/31                                      2,393,785      2,459,088
   6.15%, 6/25/32                                       3,761,642      3,753,642
Fannie Mae
   5.88%, 7/1/28                                       10,657,462     11,038,989
   5.65%, 1/1/29                                       11,185,056     11,553,436
   5.65%, 8/1/29                                        9,387,646      9,685,009
   5.21%, 3/1/30                                        4,688,912      4,810,130
   5.80%, 6/1/30                                        9,998,020     10,364,167
   5.68%, 9/1/30                                        5,491,745      5,678,091
   5.57%, 5/1/33                                        9,111,007      9,345,342
   5.10%, 5/25/42                                      20,917,019     21,283,067
Fannie Mae Grantor Trust, 5.01%, 5/25/42               11,732,913     11,831,909
Fannie Mae Whole Loan, 5.20%, 8/25/42                  10,400,154     10,543,156
Fifth Third Mortgage Loan Trust,                       18,584,338     18,558,785
4.80%, 11/19/32
Freddie Mac
   4.96%, 10/1/22                                       4,242,447      4,326,031
   5.61%, 8/1/24                                        5,076,001      5,250,488
   5.49%, 9/1/27                                        4,788,324      4,932,974
   5.47%, 12/1/27                                       4,985,886      5,140,137
   5.52%, 12/1/27                                       4,835,088      4,987,698
   5.49%, 9/1/28                                       34,301,153     35,340,906
   5.57%, 9/1/30                                        4,693,802      4,845,942
   5.45%, 7/1/31                                       23,698,371     24,411,835
Structured Asset Mortgage Investments, Inc.
   5.83%, 3/25/32                                       6,546,019      6,676,940
Washington Mutual, 4.88%, 4/25/44                      33,714,527     33,883,100
                                                                    ------------
                                                                     267,887,970
                                                                    ------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (0.6%)
   Fannie Mae
   4.88%, 6/1/21                                        4,903,040      4,926,966
   5.40%, 12/1/24                                       6,934,065      7,079,868
Freddie Mac, 5.47%, 1/1/26                              2,544,674      2,602,566
                                                                    ------------
                                                                      14,609,400
                                                                    ------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED
   ARMS (16.0%)
Bear Stearns Adjustable Rate Mortgage Trust, 6.72%,
   3/25/31                                              1,479,925      1,479,925
Fannie Mae

   5.13%, 9/1/27                                       27,131,623     27,535,070
   5.33%, 3/1/28                                       28,718,536     29,071,601
   5.62%, 6/1/28                                        4,523,798      4,626,506
   5.68%, 12/1/32                                       3,177,599      3,250,770
   5.15%, 9/1/33                                        7,333,027      7,437,545
   5.26%, 11/1/33                                      18,509,845     18,686,318
   5.29%, 11/1/33                                      14,628,050     14,768,904
Freddie Mac, 6.05%, 9/1/30                             10,745,385     11,058,430
Master Adjustable Rate Mortgages Trust,
   5.91%, 1/25/34                                       6,224,629      6,240,191
MLCC Mortgage Investors, Inc., 5.86%,
   10/25/28                                            45,946,332     46,434,511
Structured Asset Mortgage Investments, Inc.
   5.53%, 7/19/32                                      12,256,298     12,382,691
   6.00%, 8/19/33                                      37,566,085     38,059,139
   4.81%, 11/19/33                                     19,880,735     20,178,946
Structured Asset Securities Corp.
   5.45%, 5/25/32                                      14,004,543     14,065,813
   6.31%, 11/25/32                                     17,155,948     17,391,843
   6.30%, 12/25/32                                     13,496,885     13,699,338
   6.75%, 2/25/33                                      24,980,573     25,409,927
   6.47%, 3/25/33                                      15,688,336     15,953,077
   6.41%, 5/25/33                                      35,806,393     36,399,437
   6.35%, 9/25/33                                      35,432,672     35,997,380
                                                                    ------------
                                                                     400,127,362
                                                                    ------------
COST OF FUNDS INDEX BASED ARMS  (3.9%)
Fannie Mae
   4.22%, 11/1/32                                      12,670,515     12,682,957
   4.32%, 8/1/33                                       27,923,855     27,964,931
   4.44%, 11/1/36                                      35,231,874     35,287,893
   4.43%, 6/1/38                                       22,208,096     22,236,967
                                                                    ------------
                                                                      98,172,748
                                                                    ------------
HYBRID ARMS  (34.1%)
Adjustable Rate Mortgage Trust, 5.25%, 11/25/35        22,823,881     22,770,143
American Home Mortgage Assets,
   4.85%, 11/25/35                                     42,476,702     42,247,891
Banc of America Mortgage Securities
   5.66%, 6/20/31                                       2,871,589      2,933,507
   5.94%, 7/20/32                                       1,875,766      1,898,627
   4.81%, 5/25/35                                      34,448,945     34,392,812
   4.99%, 6/25/35                                      22,825,388     22,821,762
Bear Stearns Adjustable Rate Mortgage Trust
   3.70%, 11/25/34                                     24,409,669     24,041,513
   4.33%, 1/25/35                                      23,332,698     23,084,560
Deutsche Mortgage Securities Inc,
   5.02%, 6/26/35                                      85,186,483     84,788,507
Fannie Mae, 3.89%, 12/1/37                             29,754,138     29,590,044
GSR Mortgage Loan Trust
   4.71%, 5/25/34                                      27,028,017     26,843,496
   3.92%, 8/25/34                                      44,352,000     43,796,235
   3.55%, 12/25/34                                     24,102,001     23,555,364
   5.21%, 2/25/36                                      35,000,000     34,812,725

J.P. Morgan Mortgage Trust,
   3.50%, 5/25/34                                    23,173,160       22,747,647
   4.40%, 6/25/35                                    12,320,564       12,173,879
   5.28%, 9/25/35                                    32,132,976       32,057,503
   4.96%, 11/25/35                                   22,356,214       22,272,666
   4.87%, 2/25/36                                    38,810,500       38,543,678
Master Adjustable Rate Mortgages Trust,
   5.73%, 10/25/32                                    6,176,656        6,171,108
Merrill Lynch Mortgage Investors, Inc.
   4.50%, 2/25/35                                    18,650,307       18,512,637
   5.19%, 12/25/35                                   34,726,196       34,500,842
Morgan Stanley Mortgage Loan Trust,
   4.08%, 9/25/34                                    37,086,171       36,831,203
Structured Adjustable Rate Mortgage Loan Trust
   4.74%, 7/25/34                                     1,224,120        1,224,120
   4.99%, 9/25/34                                    16,881,016       16,798,164
Washington Mutual, 4.68%, 5/25/35                    31,185,967       31,135,113
Wells Fargo Mortgage Backed Securities
   Trust,
   4.61%, 10/25/33                                   18,299,558       18,226,223
   4.62%, 10/25/33                                    3,196,027        3,196,027
   4.52%, 11/25/33                                   26,216,928       26,074,152
   4.70%, 1/25/34                                    12,199,386       12,117,830
   4.73%, 6/25/34                                    12,039,041       11,969,418
   4.80%, 7/25/34                                     8,476,735        8,448,655
   4.58%, 11/25/34                                   31,985,135       31,853,331
   4.11%, 6/25/35                                    23,611,429       23,446,801
   4.32%, 7/25/35                                    24,417,611       24,127,500
                                                                  --------------
                                                                     850,005,683
                                                                  --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
Fannie Mae, 4.77%, 9/18/31                            8,393,160        8,417,849
GSR Mortgage Loan Trust, 4.72%, 3/25/32               4,930,278        4,934,900
MLCC Mortgage Investors, Inc., 4.75%, 9/15/21         5,771,928        5,777,339
                                                                  --------------
                                                                      19,130,088
                                                                  --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
   SECURITIES* (COST $1,650,893,267)                               1,649,933,251
                                                                  --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (24.7%)
COLLATERALIZED MORTGAGE OBLIGATIONS (24.7%)
American Home Mortgage Investment
   Trust, 4.48%, 10/25/34                            45,852,000       45,317,769
Banc of America Mortgage Securities,
   5.50%, 11/25/33                                   31,633,619       31,497,161
Citicorp Mortgage Securities, Inc., 5.00%,
   10/25/33                                          11,165,999       11,058,937
Countrywide Alternative Loan Trust,
   4.50%, 6/25/35                                    26,692,012       26,381,070

Deutsche Alt-A Securities, Inc. Mortgage Loan
   4.85%, 9/25/35                                    62,559,224       62,213,044
Fannie Mae
   5.00%, 3/25/13                                    12,881,904       12,849,860
   3.38%, 5/25/34                                    25,061,314       24,388,873
   4.50%, 6/25/43                                    58,860,155       58,419,417
   4.57%, 6/25/44                                    30,000,000       29,812,246
Freddie Mac
   3.50%, 10/15/10                                   29,093,800       28,815,838
   4.00%, 6/15/22                                    46,887,562       46,349,274
Government National Mortgage
   Association, 4.00%, 2/20/27                       10,380,529       10,345,884
Merrill Lynch Mortgage Investors, Inc.,
   5.25%, 8/25/36                                    31,672,773       31,604,322
Prime Mortgage Trust, 5.25%, 1/25/34                 16,571,168       16,441,484
Residential Accredit Loans, Inc.,
   6.00%, 12/25/35                                   24,606,732       24,711,398
Residential Asset Securitization Trust,
   5.50%, 9/25/35                                    47,890,171       47,828,362
Structured Asset Securities Corp.
   5.00%, 12/25/34                                   35,927,932       35,626,780
   5.00%, 5/25/35                                    52,484,090       52,034,008
Washington Mutual MSC Mortgage
   Pass Through, 5.00%, 2/25/33                      22,549,957       22,293,533
                                                                  --------------
TOTAL FIXED RATE MORTGAGE-RELATED
   SECURITIES (COST $622,233,922)                                    617,989,260
                                                                  --------------
U.S. TREASURY OBLIGATIONS (1.1%)
U.S. TREASURY NOTES (1.1%)
U.S. Treasury Notes
   4.00%, 11/15/12                                   20,000,000       19,384,376
   4.50%, 11/15/15                                    9,000,000        8,978,906
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $28,431,610)                                                 28,363,282
                                                                  --------------
REPURCHASE AGREEMENTS (9.5%)
Bear Stearns*, 4.46%, (Agreement dated 1/31/06 to
   be repurchased at $155,261,175 on 2/1/06.
   Collateralized by various Adjustable Rate
   Mortgage U.S. Government Securities,
   4.61%-4.94%, with a value of $159,806,942,
   due 3/1/35 - 7/1/35)                             155,000,000      155,000,000

Citigroup, 4.45%, (Agreement dated 1/31/06 to be repurchased at $82,413,186, on 2/1/06.
   Collateralized by various Adjustable Rate
   Mortgages U.S. Government Securities,

   3.25%-8.00%, with a value of $84,051,061,
   due 7/15/07-7/15/34)                              82,403,000       82,403,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (COST $237,403,000)                      237,403,000
                                                                  --------------
TOTAL INVESTMENTS(COST $2,538,961,799)
   (A) - 101.4%                                                    2,533,688,793
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%                       (34,136,877)
                                                                  --------------
NET ASSETS - 100.0%                                               $2,499,551,916
                                                                  ==============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $(24,214). Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $  6,224,020
Unrealized depreciation        (11,521,240)
                              ------------
Net unrealized depreciation   $ (5,297,220)
                              ============

See notes to schedule of portfolio investments.

ULTRA SHORT FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   -----------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (64.0%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (21.4%)
Fannie Mae
   5.69%, 10/1/26                                       1,933,252   $  2,002,587
   5.61%, 10/1/28                                       1,913,006      1,973,709
   5.89%, 12/1/30                                       5,760,084      5,972,188
   5.78%, 8/1/31                                        4,096,288      4,253,901
   5.59%, 7/1/33                                        6,565,088      6,786,981
Freddie Mac
   5.49%, 11/1/28                                       1,783,646      1,828,237
   6.00%, 1/1/29                                        5,245,345      5,439,165
   5.47%, 9/1/30                                        1,466,108      1,501,844
   5.65%, 8/1/31                                        9,380,757      9,705,170
Fund America Investors Corp. II, 5.18%,
  6/25/23                                               3,609,603      3,609,603
Washington Mutual, 4.88%, 4/25/44                       5,186,850      5,212,785
                                                                    ------------
                                                                      48,286,170
                                                                    ------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (2.4%)
Fannie Mae, 4.96%, 4/1/20                               5,433,692      5,458,187
                                                                    ------------
                                                                       5,458,187
                                                                    ------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED
   ARMS (4.4%)
Structured Adjustable Rate Mortgage                     4,247,620      4,290,097
Loan Trust, 5.83%, 8/25/34
Structured Asset Securities Corp.
   6.23%, 11/25/32                                      2,734,713      2,772,315
   6.31%, 11/25/32                                      2,734,713      2,772,315
                                                                    ------------
                                                                       9,834,727
                                                                    ------------
COST OF FUNDS INDEX BASED ARMS (1.0%)
Regal Trust IV, 4.57%, 9/29/31                          1,235,596      1,237,141
Ryland Mortgage Securities Corp.,
   5.09%, 10/25/23                                      1,045,215      1,045,215
                                                                    ------------
                                                                       2,282,356
                                                                    ------------
HYBRID ARMS (28.0%)
Adjustable Rate Mortgage Trust,
  4.93%, 10/25/35                                       2,075,000      2,026,670
  4.76%, 1/25/36                                        2,514,119      2,482,465
  4.92%, 2/25/36                                        3,329,372      3,295,087
  5.08%, 3/25/36                                        2,852,882      2,828,946
Banc of America Funding Corporation,
   5.07%, 5/20/35                                       5,978,571      5,825,931
Bear Stearns Adjustable Rate Mortgage
   Trust, 4.80%, 10/25/35                               5,767,458      5,546,495
GSR Mortgage Loan Trust
   4.71%, 5/25/34                                       3,447,319      3,423,784
   5.25%, 2/25/36                                       5,000,000      4,871,232
Mortgageit Trust
   4.75%, 5/25/35                                       1,992,223      1,937,023
Sequoia Mortgage Trust, 4.08%,
   4/20/35                                              1,740,000      1,652,494
Structured Adjustable Rate Mortgage Loan
   Trust

   4.74%, 7/25/34                                         174,874        174,874
   4.99%, 9/25/34                                       8,440,508      8,399,081
   5.46%, 4/25/35                                       2,895,847      2,834,519
   5.57%, 6/25/35                                       1,429,635      1,400,068
   5.81%, 10/25/35                                      6,398,335      6,350,936
Wells Fargo Mortgage Backed Securities Trust,
   4.89%, 5/25/34                                       8,118,436      8,085,858
   4.80%, 7/25/34                                       2,119,184      2,112,164
                                                                    ------------
                                                                      63,247,627
                                                                    ------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS (6.8%)
Structured Asset Mortgage Investments, Inc.,
   5.57%, 2/19/35                                       4,550,311      4,564,531
Structured Asset Securities Corp.
   5.78%, 3/25/33                                       3,281,978      3,302,491
   5.88%, 5/25/33                                       4,251,730      4,267,674
   5.73%, 11/25/33                                      3,271,218      3,285,530
                                                                    ------------
                                                                      15,420,226
                                                                    ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $144,510,227)                                               144,529,293
                                                                    ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (20.4%)
COLLATERALIZED MORTGAGE OBLIGATIONS (20.4%)
Freddie Mac
   5.00%, 6/15/16                                       4,109,121      4,106,367
   4.50%, 12/15/20                                      9,411,869      9,363,347
   5.50%, 6/15/34                                       4,840,490      4,826,553
Fanniemae Whole Loan, 4.61%,
   8/25/43                                             10,000,000      9,913,399
Government National Mortgage
   Association, 4.00%, 1/16/28                          9,499,462      9,366,162
Structured Asset Securities Corp, 5.00%,
   12/25/34                                             8,652,538      8,580,011
                                                                    ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $46,718,906)                                                 46,155,839
                                                                    ------------
REPURCHASE AGREEMENTS (15.4%)
Citigroup, 4.45%, (Agreement dated 1/31/06 to be
   repurchased at $34,685,287, on 2/1/06.
   Collateralized by a Adjustable Rate Mortgage
   U.S. Government Security, 4.45%, with a value
   of $35,374,620, due 8/1/34)                         34,681,000     34,681,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (COST $34,681,000)                        34,681,000
                                                                    ------------
TOTAL INVESTMENTS (COST $225,910,133) (A) - 99.8%                    225,366,132
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             371,427
                                                                    ------------
NET ASSETS - 100.0%                                                 $225,737,559
                                                                    ============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $(9,583). Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   652,299
Unrealized depreciation        (1,205,883)
                              -----------

Net unrealized depreciation   $  (553,584)
                              ===========

See notes to schedule of portfolio investments.

SHORT U.S. GOVERNMENT FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (34.5%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (23.5%)
Fannie Mae
   5.80%, 5/1/26                                        4,305,534   $  4,457,573
   5.74%, 5/1/27                                        1,260,878      1,304,167
   5.52%, 7/1/27                                          874,670        905,374
   5.62%, 7/1/28                                        4,113,237      4,259,771
   5.96%, 5/1/31                                        5,005,287      5,183,601
   5.63%, 9/1/33                                        4,486,155      4,644,572
Freddie Mac
   5.81%, 5/1/18                                        1,130,569      1,159,847
   5.37%, 3/1/27                                        2,564,808      2,646,561
   5.65%, 8/1/31                                       10,801,811     11,175,369
                                                                    ------------
                                                                      35,736,835
                                                                    ------------
HYBRID ARMS (11.0%)
Adjustable Rate Mortgage Trust,
   4.98%, 10/25/35                                      3,055,612      3,035,675
Banc of America Funding Corporation,                    3,985,714      3,883,954
   5.07%, 5/20/35
Bear Stearns Adjustable Rate Mortgage Trust             2,616,939      2,521,473
   4.80%, 10/25/35
Indymac Index Mortgage Loan Trust,
   5.54%, 7/25/35                                       4,187,805      4,141,080
   5.53%, 9/25/35                                       3,039,714      3,029,883
                                                                    ------------
                                                                      16,612,065
                                                                    ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
   SECURITIES* (COST $52,454,282)                                     52,348,900
                                                                    ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (50.2%)
15 YR. SECURITIES (0.7%)
Freddie Mac
   8.50%, 8/17/07                                         220,190        219,640
   8.00%, 12/17/15                                        763,162        786,591
                                                                    ------------
                                                                       1,006,231
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (49.5%)
Fannie Mae
   4.50%, 7/25/19                                      25,000,000     24,851,124
   4.50%, 11/25/25                                     15,000,000     14,864,750
   5.00%, 1/25/28                                      10,225,000     10,173,142
Freddie Mac
   7.00%, 12/15/06                                         72,632         72,564
   4.00%, 7/15/21                                      12,853,000     12,545,959
   6.00%, 3/15/31                                      12,500,000     12,625,579
                                                                    ------------
                                                                      75,133,118
                                                                    ------------
TOTAL FIXED RATE MORTGAGE-RELATED
   SECURITIES (COST $76,962,877)                                      76,139,349
                                                                    ------------

U.S. TREASURY OBLIGATIONS (3.3%)
U.S. TREASURY NOTES (3.3%)
U.S. Treasury Note
   4.75%, 5/15/14                                       3,000,000      3,040,781
   4.25%, 11/15/14                                      2,000,000      1,956,250
                                                                    ------------
                                                                       4,997,031
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,139,990)                      4,997,031
                                                                    ------------
REPURCHASE AGREEMENTS (11.7%)
Citigroup, 4.45%, (Agreement dated 1/31/06 to be
repurchased at $17,682,185 on 2/1/06. Collateralized
by a Adjustable Rate Mortgage U.S. Government
Security, 4.45%, with a value of $18,033,601,
due 9/1/34)                                            17,680,000     17,680,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (COST $17,680,000)                        17,680,000
                                                                    ------------
TOTAL INVESTMENTS (COST $152,237,149) (A) - 99.7%                    151,165,280
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             492,540
                                                                    ------------
NET ASSETS - 100.0%                                                 $151,657,820
                                                                    ============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   102,040
Unrealized depreciation        (1,173,909)
                              -----------
Net unrealized depreciation   $(1,071,869)
                              ===========

See notes to schedule of portfolio investments.

INTERMEDIATE MORTGAGE FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (50.0%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (6.0%)
Countrywide Home Loans, 4.98%, 1/20/35                  6,738,098   $  6,864,437
Lehman XS Trust, 4.48%, 11/25/35                        9,647,552      9,644,537
                                                                    ------------
                                                                      16,508,974
                                                                    ------------
HYBRID ARMS (44.0%)
Adjustable Rate Mortgage Trust, 5.27%, 10/25/35         8,900,688      8,727,565
American Home Mortgage Investment
   Trust, 3.71%, 10/25/34                               5,601,803      5,501,002
Banc of America Mortgage Securities
   4.14%, 3/25/33                                       2,833,532      2,786,685
   3.34%, 4/25/33                                         517,458        515,481
Bear Stearns Adjustable Rate
   MortgageTrust, 4.80%, 10/25/35                      12,300,312     11,812,867
Countrywide Alternative Loan Trust,
   5.28%, 12/25/34                                      8,071,873      7,936,082
Fannie Mae, 4.74%, 11/1/34                             15,116,820     15,001,433
First Horizon Alternative Mortgage
   Securities, 5.53%, 7/25/35                          11,426,385     11,309,150
Freddie Mac, 5.13%, 4/1/35                              7,893,218      7,730,507
GSR Mortgage Loan Trust, 5.25%, 2/25/36                 5,000,000      4,871,232
JP Morgan Mortgage Trust, 4.91%, 12/25/34               3,937,276      3,851,549
Merrill Lynch Mortgage Investors, Inc., 4.44%,
   6/25/35                                             10,000,000      9,649,314
Morgan Stanley Mortgage Loan Trust
   4.22%, 8/25/34                                       6,167,780      6,065,420
   4.92%, 9/25/34                                      15,000,000     14,755,812
Structured Adjustable Rate Mortgage Loan Trust,
   4.42%, 4/25/34                                      10,929,355     10,576,951
                                                                    ------------
                                                                     121,091,050
                                                                    ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $140,030,746)                                               137,600,024
                                                                    ------------
AGENCY OBLIGATIONS (0.7%)
FREDDIE MAC (0.7%)
5.75%, 3/15/09                                          2,000,000      2,054,976
                                                                    ------------
TOTAL AGENCY OBLIGATIONS (COST $1,889,177)                             2,054,976
                                                                    ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (45.2%)
   15 YR. SECURITIES (6.0%)
Fannie Mae
   7.00%, 3/1/15                                          647,916        663,987
   7.00%, 3/1/15                                        1,196,440      1,226,117
   7.00%, 3/1/15                                          675,535        692,291

   7.50%, 11/1/15                                         882,162        913,831
   6.50%, 1/1/16                                          916,756        942,002
   6.00%, 6/1/16                                        2,166,180      2,213,227
   6.00%, 7/1/17                                        2,042,625      2,086,989
   6.00%, 7/1/17                                        1,266,103      1,293,601
   5.50%, 9/1/17                                        3,536,284      3,565,016
Freddie Mac
   7.50%, 1/1/10                                          543,550        558,348
   6.00%, 6/1/17                                        2,287,583      2,331,905
                                                                    ------------
                                                                      16,487,314
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (39.2%)
Fannie Mae
   5.00%, 1/25/27                                       8,001,604      7,909,944
   5.00%, 9/25/35                                       6,307,067      6,226,559
Freddie Mac
   4.00%, 12/15/16                                     13,062,693     12,635,053
   5.00%, 8/15/23                                      12,757,802     12,738,549
   5.00%, 2/15/27                                      10,000,000      9,880,807
   4.50%, 5/15/28                                      10,000,000      9,685,475
   4.50%, 3/15/29                                       5,000,000      4,903,090
   5.00%, 4/15/29                                       3,124,000      3,042,861
   4.50%, 5/15/30                                       7,803,492      7,612,001
   6.00%, 5/15/30                                      10,000,000     10,207,547
   6.00%, 3/15/31                                      12,500,000     12,625,579
Structured Asset Securities Corp, 5.00%, 12/25/34      10,815,672     10,725,014
                                                                    ------------
                                                                     108,192,479
                                                                    ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $126,002,963)                                               124,679,793
                                                                    ------------
U.S. TREASURY OBLIGATIONS (0.7%)
U.S. TREASURY NOTES (0.7%)
U.S. Treasury Note, 4.25%, 11/15/14                     2,000,000      1,956,250
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,028,655)                      1,956,250
                                                                    ------------
REPURCHASE AGREEMENTS (3.4%)
Citigroup, 4.45%, (Agreement dated 1/31/06 to be
   repurchased at $9,345,155, on 2/1/06.
   Collateralized by a Adjustable Rate Mortgage
   U.S. Government Security, 4.45%, with a
   value of $9,530,880, due 9/1/34)                     9,344,000      9,344,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,344,000)                          9,344,000
                                                                    ------------
TOTAL INVESTMENTS (COST $279,295,541) (A) - 100.0%                   275,635,043
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                              80,418
                                                                    ------------
NET ASSETS - 100.0%                                                 $275,715,461
                                                                    ============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation        $   463,774
Unrealized depreciation         (4,124,272)
                               -----------
Net unrealized depreciation    $(3,660,498)
                               ===========

See notes to schedule of portfolio investments.

U.S. GOVERNMENT MORTGAGE FUND
Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED
   SECURITIES* (19.2%)
HYBRID ARMS (19.2%)
Banc of America Funding Corporation,
   5.07%, 5/20/35                                       5,947,682   $  5,795,831
   4.63%, 2/20/36                                       5,589,000      5,357,413
Freddie Mac, 5.16%, 5/1/35                             11,451,168     11,342,175
GSR Mortgage Loan Trust
   5.25%, 2/25/36,                                      5,000,000      4,871,232
Indymac Inda Mortgage Loan Trust
   5.22%, 11/25/35                                      3,751,829      3,650,922
Wells Fargo Mortgage Backed Securities Trust
   5.13%, 9/25/35                                       1,056,000      1,020,103
                                                                    ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
   SECURITIES* (COST $32,167,335)                                     32,037,676
                                                                    ------------
AGENCY OBLIGATIONS (1.8%)
FREDDIE MAC (1.8%)
   5.75%, 3/15/09                                       3,000,000      3,082,464
                                                                    ------------
TOTAL AGENCY OBLIGATIONS (COST $2,848,184)                             3,082,464
                                                                    ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (77.2%)
COLLATERALIZED MORTGAGE OBLIGATIONS (15.7%)
Freddie Mac
   5.00%, 9/15/26                                      10,000,000      9,890,279
   5.00%, 5/15/27                                       5,000,000      4,951,591
   4.00%, 9/15/34                                      12,007,131     11,440,236
                                                                    ------------
                                                                      26,282,106
                                                                    ------------
15 YR. SECURITIES (1.9%)
Fannie Mae
   7.00%, 3/1/15                                        1,086,213      1,113,157
   5.00%, 3/1/18                                        2,035,410      2,016,725
                                                                    ------------
                                                                       3,129,882
                                                                    ------------
30 YR. SECURITIES (59.6%)
Fannie Mae
   5.00%, 8/1/33                                       11,617,314     11,273,332
   5.50%, 11/1/33                                      12,919,625     12,813,644
   5.50%, 4/1/34                                        5,719,879      5,669,384
   6.00%, 6/1/34                                        4,979,224      5,031,155
   5.50%, 7/1/34                                       10,649,373     10,555,359
   5.50%, 8/1/34                                       10,241,410     10,144,596
   5.50%, 9/1/34                                       12,764,301     12,643,638
   6.00%, 4/1/35                                        9,530,819      9,625,755
   6.00%, 7/1/35                                        6,449,529      6,513,773
Freddie Mac
   6.00%, 4/1/33                                        4,141,531      4,187,638
   5.50%, 10/1/34                                       8,655,608      8,579,195
Government National Mortgage
   Association

   7.50%, 2/15/24                                         567,198        600,689
   7.00%, 4/15/27                                         654,499        692,491
   6.00%, 1/15/29                                       1,134,820      1,169,352
                                                                    ------------
                                                                      99,500,001
                                                                    ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $130,051,276)                                               128,911,989
                                                                    ------------
U.S. TREASURY OBLIGATIONS (0.6%)
U.S. TREASURY NOTES (0.6%)
U.S. Treasury Notes, 4.00%, 6/15/09                     1,000,000        984,531
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $1,012,057)                                                     984,531
                                                                    ------------
REPURCHASE AGREEMENTS (0.7%)
Citigroup, 4.45%, (Agreement dated 1/31/06
   to be repurchased at $1,233,152, on
   2/1/06. Collateralized by a Adjustable
   Rate Mortgage U.S. Government Security,
   4.45%, with a value of $1,257,661,
   due 9/1/34)                                          1,233,000      1,233,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $1,233,000)                                                   1,233,000
                                                                    ------------
TOTAL INVESTMENTS (COST $167,311,852)
   (A) - 99.5%                                                       166,249,660
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                             859,297
                                                                    ------------
NET ASSETS - 100.0%                                                 $167,108,957
                                                                    ============

----------
*    The rates presented are the rates in effect at January 31, 2006.

(a) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   509,060
Unrealized depreciation        (1,571,252)
                              -----------
Net unrealized depreciation   $(1,062,192)
                              ===========

See notes to schedule of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2006
(UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of January 31, 2006, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy that insures its officers and trustees against certain civil liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

     As of January 31, 2006, substantially all of the Funds' investments are fair valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. If the counter-party defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2006
(UNAUDITED)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund, except the Money Market Fund, may purchase securities on a when-issued delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of January 31, 2006, the Funds did not own any when-issued or delayed-delivery securities.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO
ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title) /s/ Trent Statczar
                         -------------------------------------
                         Trent Statczar, Treasurer

Date March 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent Statczar
                         ---------------------------------------
                         Trent Statczar, Treasurer

Date March 27, 2006


By (Signature and Title) /s/ Rodger D. Shay, Jr.
                         ----------------------------------------
                         Rodger D. Shay, Jr., President

Date March 29, 2006